Finance Lease Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Finance Lease Liabilities [Abstract]
Schedule of Finance Lease Liabilities
	As of December 31,
	2023	2022
Current portion	$108,597	$398,136
Non-current portion	218,996	233,550
Finance lease liabilities	$327,593	$631,686

Schedule of Minimum Lease Payments Under Finance Lease Agreements	The minimum lease payments under finance lease agreements are as follows:
	As of December 31,
	2023	2022
Within 1 year	$126,042	$423,514
After 1 year but within 5 years	236,293	253,448
Less: Finance charges	(34,742)	(45,276)
Present value of finance lease liabilities, net	$327,593	$631,686

Schedule of Finance Lease	Finance lease assets comprise primarily vehicles and office equipment as follow:
	As of December 31,
	2023	2022
Cost	$655,371	$1,571,075
Less: Accumulated depreciation	(215,038)	(564,844)
Net book value	$440,333	$1,006,231